INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	£ 13,817	£ 0
Acquired during the period		8,444
Share of loss	(4,872)	(1,198)
Share of fair value (losses)/gains on intangible assets through other comprehensive income	(6,571)	6,571
Closing balance	£ 2,374	£ 13,817